Research, development, sales, marketing and administrative expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research, development, sales, marketing and administrative expenses
Staff costs (note 6)	kr (204,210)	kr (178,089)	kr (153,601)
Depreciation and impairment losses, property, plant and equipment and right-of-use assets (note 14,15)	(17,417)	(4,422)	(4,423)
Other external research and development costs	(382,454)	(378,912)	(280,195)
Total research and development costs	kr (604,081)	kr (561,423)	kr (438,219)